UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	8/31/2014

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Conservative
Allocation Fund

ANNUAL REPORT August 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Important Tax Information
26	Board Members Information
30	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Conservative
Allocation Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Conservative Allocation Fund, covering the 12-month period from September 1, 2013, through August 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite occasional bouts of heightened volatility, U.S. stocks generally gained ground steadily over the reporting period as the domestic economy rebounded. As a result, most equity market indices performance established a series of new record highs over the past 12 months. U.S. fixed-income securities also fared well generally as long-term interest rates moderated early in 2014 due to geopolitical and economic concerns.

We remain cautiously optimistic regarding the U.S. stock and bond markets’ prospects. We currently expect the economy to continue to accelerate as several long-standing drags, including tight fiscal policies and private sector deleveraging, fade from the scene. Of course, a number of risks remain, including the possibilities of higher short-term interest rates and intensifying geopolitical turmoil. Therefore, we suggest you talk regularly with your financial advisor to assess the potential impact of these and other macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
September 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through August 31, 2014, as provided by Richard B. Hoey and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the 12-month period ended August 31, 2014, Dreyfus Conservative Allocation Fund produced a total return of 12.13%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index, produced a total return of 25.21% for the same period.2 The fund also utilizes a customized blended index composed of 40% Standard & Poor’s 500 Composite Stock Price Index and 60% Barclays U.S. Aggregate Bond Index, and this blended index returned 13.27% for the same period.3

Stocks rallied strongly over the reporting period amid continued global and domestic economic growth, and bonds fared well due to favorable supply-and-demand dynamics. The fund underperformed its blended benchmark, mainly as a result of underweighted exposure to equities compared to the benchmark.

The Fund’s Investment Approach

Dreyfus Conservative Allocation Fund seeks current income with some consideration for capital appreciation. In pursuing its goal, the fund normally allocates 40% of its assets to equity securities and 60% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The Dreyfus Investment Committee selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The fund may invest in a variety of underlying equity and fixed income funds identified by the Dreyfus Investment Committee.The underlying fund options are subject to change at any given time by the fund’s board of directors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Economy Fueled Markets’ Gains

Stocks generally advanced over the final months of 2013 in response to encouraging global and domestic economic data, enabling the S&P 500 Index to end 2013 near record highs. The market relinquished some of its gains in January 2014 amid concerns regarding economic slowdowns in the emerging markets, but stocks rebounded in February when those worries proved overblown.Additional weakness in the spring — mainly in the information technology and biotechnology industry groups — sparked a shift in market leadership from high beta growth stocks to their more defensive, value-oriented counterparts. By June, however, positive economic data again bolstered investor sentiment, driving stocks to new record highs over the reporting period’s final three months.

Bonds also fared relatively well. Yields of long-term U.S. government securities climbed and prices fell over the final months of 2013, when investors responded to stronger economic growth and anticipated a more moderately accommodative monetary policy from the Federal Reserve Board. However, bond yields declined in early 2014 due to geopolitical instability and a domestic economic soft patch.Yields subsequently remained low, partly due to robust demand from investors seeking alternatives to low yielding European sovereign bonds.

Underlying Investments Delivered Mixed Results

While the fund participated substantially in the stock and bond markets’ gains and all of its underlying investments produced positive absolute returns, its relative performance was hampered by a tilt among its underlying large-cap equity funds toward higher beta growth stocks, which trailed market averages over the reporting period’s second half. Laggards included Dreyfus Appreciation Fund, Dreyfus Disciplined Stock Fund, Dreyfus Research Growth Fund, Dreyfus Strategic Value Fund and Dreyfus U.S. Equity Fund.The fund’s allocation to international equities also hurt relative results when the world’s developed markets generally underperformed U.S. stocks. Results from International Stock Fund were further constrained by its defensive positioning.

The fund achieved better relative results with its underlying investments in Dreyfus Emerging Markets Fund and Dreyfus Emerging Markets Debt Local Currency Fund. Its investments in U.S. bonds, midcap stocks, and small-cap stocks generally performed in line with market averages.

4

Positioned for Global Growth Potential

We remain optimistic regarding prospects for global markets as economic conditions are expected to continue to improve in many regions of the world, including the United States. Nonetheless, all asset classes recently have gained value, and their valuations have risen. Therefore, we have adopted a more cautious investment posture. In April, we shortened the average duration of the fund’s bond portfolio to reduce its sensitivity to changing interest rates. In August, we trimmed the fund’s exposure to emerging markets securities, redeploying those assets to less aggressive short-duration bonds.

September 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect through January 1, 2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
3 SOURCE: FACTSET – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S.
government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/14
	Inception		From
	Date	1 Year	Inception
Fund	10/1/09	12.13%	7.84%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	25.21%	16.31	%†††
Customized Blended Index	9/30/09	13.27%	9.39	%†††

† Source: Lipper Inc.
†† Source: Factset
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Conservative Allocation Fund on 10/1/09
(inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite
Stock Price Index (the “S&P 500 Index”) and (2) the Customized Blended Index.The Customized Blended Index is
calculated on a year-to-date basis and rebalanced monthly.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The S&P 500
Index is a widely accepted, unmanaged index of U.S. stock market performance.The Customized Blended Index is composed of the S&P 500 Index, 40% and the Barclays U.S.Aggregate Bond Index (the “Barclays Index”), 60%.The
Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlights section of the prospectus and elsewhere in this report.
††† For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Conservative Allocation Fund from March 1, 2014 to August 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2014

Expenses paid per $1,000†	$1.03
Ending value (after expenses)	$1,039.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2014

Expenses paid per $1,000†	$1.02
Ending value (after expenses)	$1,024.20

† Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
August 31, 2014

Registered Investment Companies—100.0%	Shares		Value ($)
Domestic Fixed Income—46.3%
Dreyfus Bond Market Index Fund, BASIC Shares	376,848	[a]	4,005,891
Dreyfus High Yield Fund, Cl. I	351,581	[a]	2,397,776
Dreyfus Intermediate Term Income Fund, Cl. Y	523,324	[a]	7,342,241
Dreyfus Short Duration Bond Fund, Cl. Y	427,386	[a]	4,487,560
			18,233,468
Foreign Fixed Income—10.6%
Dreyfus Emerging Markets
Debt Local Currency Fund, Cl. Y	142,390	[a]	2,053,259
Dreyfus International Bond Fund, Cl. Y	123,433	[a]	2,120,577
			4,173,836
Domestic Equity—33.8%
Dreyfus Appreciation Fund, Cl. Y	39,201	[a]	2,196,407
Dreyfus Disciplined Stock Fund	35,587	[a]	1,341,616
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	18,530	[a]	799,190
Dreyfus Research Growth Fund, Cl. Y	183,824	[a]	2,632,361
Dreyfus Smallcap Stock Index Fund	25,327	[a]	761,321
Dreyfus Strategic Value Fund, Cl. Y	49,217	[a]	2,138,481
Dreyfus Structured Midcap Fund, Cl. Y	23,326	[a]	789,593
Dreyfus U.S. Equity Fund, Cl. Y	91,675	[a]	1,876,588
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. Y	41,210	[a]	768,971
			13,304,528
Foreign Equity—9.3%
Dreyfus Emerging Markets Fund, Cl. Y	39,319	[a]	439,588
Dreyfus Global Real Estate Securities Fund, Cl. Y	92,467	[a]	850,699
Dreyfus International Equity Fund, Cl. I	10,331	[a]	384,196
Dreyfus International Stock Index Fund	34,448	[a]	596,297
Dreyfus International Value Fund, Cl. I	25,752	[a]	328,086

8

Registered Investment Companies (continued)		Shares	Value ($)
Foreign Equity (continued)
Dreyfus/Newton International Equity Fund, Cl. Y		28,695 [a]	598,572
International Stock Fund, Cl. Y		29,133 [a]	456,811
			3,654,249
Total Investments (cost $35,215,785)		100.0%	39,366,081
Cash and Receivables (Net)		.0%	1,273
Net Assets		100.0%	39,367,354
a Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	80.1	Mutual Funds: Foreign	19.9
			100.0
† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2014

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	35,215,785	39,366,081
Cash		25,511
Receivable for investment securities sold		9,000
Receivable for shares of Common Stock subscribed		31
Prepaid expenses		11,886
		39,412,509
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,133
Accrued expenses		44,022
		45,155
Net Assets ($)		39,367,354
Composition of Net Assets ($):
Paid-in capital		34,612,891
Accumulated undistributed investment income—net		301,741
Accumulated net realized gain (loss) on investments		302,426
Accumulated net unrealized appreciation
(depreciation) on investments		4,150,296
Net Assets ($)		39,367,354
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		2,425,886
Net Asset Value, offering and redemption price per share ($)		16.23

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Year Ended August 31, 2014

Investment Income ($):
Income:
Cash dividends from affiliated issuers	630,379
Expenses:
Shareholder servicing costs—Note 3(b)	101,462
Professional fees	46,209
Registration fees	24,307
Prospectus and shareholders’ reports	9,470
Custodian fees—Note 3(b)	2,487
Directors’ fees and expenses—Note 3(c)	1,827
Miscellaneous	12,596
Total Expenses	198,358
Less—reduction in expenses due to undertaking—Note 3(a)	(113,995)
Less—waiver of shareholder servicing fees—Note 3(b)	(11,359)
Less—reduction in fees due to earnings credits—Note 3(b)	(60)
Net Expenses	72,944
Investment Income—Net	557,435
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(53,838)
Capital gain distributions from affiliated issuers	585,360
Net Realized Gain (Loss)	531,522
Net unrealized appreciation (depreciation) on investments in affiliated issuers	2,642,084
Net Realized and Unrealized Gain (Loss) on Investments	3,173,606
Net Increase in Net Assets Resulting from Operations	3,731,041
See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2014	2013
Operations ($):
Investment income—net	557,435	493,420
Net realized gain (loss) on
investments in affiliated issuers	531,522	345,586
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	2,642,084	304,409
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,731,041	1,143,415
Dividends to Shareholders from ($):
Investment income—net	(580,065)	(441,100)
Net realized gain on investments	(276,232)	(162,672)
Total Dividends	(856,297)	(603,772)
Capital Stock Transactions ($):
Net proceeds from shares sold	12,056,165	9,191,156
Dividends reinvested	839,174	583,262
Cost of shares redeemed	(4,519,062)	(3,007,506)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	8,376,277	6,766,912
Total Increase (Decrease) in Net Assets	11,251,021	7,306,555
Net Assets ($):
Beginning of Period	28,116,333	20,809,778
End of Period	39,367,354	28,116,333
Undistributed investment income—net	301,741	264,637
Capital Share Transactions (Shares):
Shares sold	769,409	618,415
Shares issued for dividends reinvested	54,351	40,253
Shares redeemed	(288,495)	(201,362)
Net Increase (Decrease) in Shares Outstanding	535,265	457,306
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
	2014	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	14.87	14.52	13.91	12.99	12.50
Investment Operations:
Investment income—net[b]	.26	.30	.23	.25	.20
Net realized and unrealized
gain (loss) on investments	1.53	.45	.71	1.00	.41
Total from Investment Operations	1.79	.75	.94	1.25	.61
Distributions:
Dividends from investment income—net	(.29)	(.29)	(.26)	(.28)	(.12)
Dividends from net realized
gain on investments	(.14)	(.11)	(.07)	(.05)	—
Total Distributions	(.43)	(.40)	(.33)	(.33)	(.12)
Net asset value, end of period	16.23	14.87	14.52	13.91	12.99
Total Return (%)	12.13	5.19	6.89	9.61	4.91	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	.59	.68	.84	1.06	2.76	[e]
Ratio of net expenses
to average net assets[d]	.22	.31	.71	.73	.71	[e]
Ratio of net investment income
to average net assets[d]	1.65	1.99	1.64	1.79	1.84	[e]
Portfolio Turnover Rate	20.38	37.15	25.89	20.04	36.82	[c]
Net Assets, end of period ($ x 1,000)	39,367	28,116	20,810	16,877	7,432

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding.
c	Not annualized.
d	Amounts do not include the expenses of the underlying funds.
e	Annualized.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Conservative Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek current income with some consideration for capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

14

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that pri-oritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	39,366,081	—	—	39,366,081
† See Statement of Investments for additional detailed categorizations.

At August 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended August 31, 2014 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2013	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation
Fund, Cl. Y††	1,476,755		553,972	140,226	(973)
Dreyfus Bond Market
Index Fund,
BASIC Shares	5,632,868		2,181,586	3,868,070	(104,413)
Dreyfus Disciplined
Stock Fund	900,580		479,612	83,118	(4,767)
Dreyfus Emerging
Markets Debt
Local Currency
Fund, Cl. Y††	1,503,270		594,514	155,040	(15,033)
Dreyfus Emerging
Markets Fund,
Cl. Y††	626,185		387,137	766,208	68,763

16

Affiliated
Investment	Value				Net Realized
Company	8/31/2013	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Global
Real Estate
Securities
Fund, Cl. Y††	634,117		140,560	32,208	(317)
Dreyfus High Yield
Fund, Cl. I	1,756,851		739,343	164,242	(852)
Dreyfus Intermediate
Term Income
Fund, Cl. Y††	5,442,901		2,207,236	547,132	(16,423)
Dreyfus
International
Bond Fund, Cl. Y††	1,571,338		617,911	157,090	(4,514)
Dreyfus
International
Equity Fund, Cl. I	261,076		99,039	25,381	(166)
Dreyfus
International Stock
Index Fund	416,553		169,224	41,147	(377)
Dreyfus
International
Value Fund, Cl. I	231,897		94,726	23,996	(270)
Dreyfus MidCap
Index Fund	152,991		10,194	180,824	31,696
Dreyfus
Opportunistic
Midcap Value
Fund, Cl. Y†	529,150		232,619	45,784	(496)
Dreyfus Research
Growth Fund,
Cl. Y†††	1,705,293		744,352	177,152	(1,224)
Dreyfus Short
Duration Bond
Fund, Cl. Ya	198,957		4,337,326	38,754	(286)
Dreyfus Smallcap
Stock Index Fund	534,101		196,716	45,430	(546)
Dreyfus Strategic
Value Fund,
Cl. Y††	1,427,932		570,480	127,335	(566)
Dreyfus
Structured
Midcap Fund,
Cl. Y††	512,379		176,018	44,801	(26)
Dreyfus
U.S. Equity Fund,
Cl. Y††	1,333,805		455,090	117,536	(862)
Dreyfus/Newton
International
Equity Fund, Cl. Y††	430,333		161,281	40,949	(467)

				The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated
Investment	Value					Net Realized
Company	8/31/2013	($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus/
The Boston Company
Small/Mid Cap
Growth Fund,
Cl. Y††	552,538		235,183		45,345	(1,110)
International
Stock Fund,
Cl. Y††	336,711		124,945		32,042	(609)
TOTAL	28,168,581		15,509,064		6,899,810	(53,838)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation		Value		Net	Dividends/
Company	(Depreciation) ($)		8/31/2014	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation
Fund, Cl. Y††	306,879		2,196,407		5.6	31,063
Dreyfus Bond
Market Index Fund,
BASIC Shares	163,920		4,005,891		10.2	219,534
Dreyfus
Disciplined
Stock Fund	49,309		1,341,616		3.4	169,116
Dreyfus
Emerging
Markets Debt
Local Currency
Fund, Cl. Y††	125,548		2,053,259		5.2	17,590
Dreyfus Emerging
Markets Fund,
Cl. Y††	123,711		439,588		1.1	7,913
Dreyfus Global
Real Estate
Securities Fund,
Cl. Y††	108,547		850,699		2.2	19,110
Dreyfus High
Yield Fund, Cl. I	66,676		2,397,776		6.1	126,667
Dreyfus Intermediate
Term Income
Fund, Cl. Y††	255,659		7,342,241		18.6	170,311
Dreyfus International
Bond Fund, Cl. Y††	92,932		2,120,577		5.4	32,999
Dreyfus International
Equity Fund, Cl. I	49,628		384,196		1.0	4,304
Dreyfus International
Stock Index Fund	52,044		596,297		1.5	15,770

18

Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2014	($)	Assets (%)	Distributions ($)
Dreyfus
International
Value Fund, Cl. I	25,729	328,086.8			5,315
Dreyfus MidCap
Index Fund	(14,057)	—		—	—
Dreyfus
Opportunistic
Midcap Value
Fund, Cl. Y††	83,701	799,190		2.0	61,290
Dreyfus Research
Growth Fund,
Cl. Y†††	361,092	2,632,361		6.7	83,561
Dreyfus Short
Duration Bond
Fund, Cl. Ya	(9,683)	4,487,560		11.4	26,290
Dreyfus Smallcap
Stock Index Fund	76,480	761,321		1.9	26,527
Dreyfus Strategic
Value Fund, Cl. Y††	267,970	2,138,481		5.4	94,455
Dreyfus Structured
Midcap Fund,
Cl. Y††	146,023	789,593		2.0	8,492
Dreyfus
U.S. Equity
Fund, Cl. Y††	206,091	1,876,588		4.8	15,864
Dreyfus/Newton
International
Equity Fund, Cl. Y††	48,374	598,572		1.5	8,588
Dreyfus/
The Boston Company
Small/Mid Cap
Growth Fund, Cl. Y††	27,705	768,971		2.0	65,375
International Stock
Fund, Cl. Y††	27,806	456,811		1.2	5,605
TOTAL	2,642,084	39,366,081		100.0	1,215,739

a	Formerly, Dreyfus Short-Intermediate Government Fund
†	Includes reinvested dividends/distributions.
††	During the period ended August 31, 2014, investments were exchanged in the same fund from
Class I or Investor (Dreyfus Appreciation Fund) to ClassY shares.
†††	During the period ended August 31, 2014, investments were exchanged in the same fund from
Class Z to ClassY shares.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $361,213, undistributed capital gains $480,732 and unrealized appreciation $3,912,518.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2014 and August 31, 2013 were as follows: ordinary income $662,062 and $441,713, and long-term capital gains $194,235 and $162,059, respectively.

During the period ended August 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company

20

holdings, the fund increased accumulated undistributed investment income-net by $59,734 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager has contractually agreed, from September 1, 2013 through January 1, 2015, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .93% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $113,995 during the period ended August 31, 2014.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended August 31, 2014, the fund was charged $84,691 pursuant to the Shareholder Services Plan of which $11,359 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2014, the fund was charged $12,832 for transfer agency services and $816 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $60.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and trans-

22

action activity. During the period ended August 31, 2014, the fund was charged $2,487 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2014, the fund was charged $20 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2014, the fund was charged $7,719 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $8,299, custodian fees $1,200, Chief Compliance Officer fees $923 and transfer agency fees $2,566, which are offset against an expense reimbursement currently in effect in the amount of $11,855.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2014, amounted to $15,509,064 and $6,899,810, respectively.

At August 31, 2014, the cost of investments for federal income tax purposes was $35,453,563; accordingly, accumulated net unrealized appreciation on investments was $3,912,518, consisting of $4,164,796 gross unrealized appreciation and $252,278 gross unrealized depreciation.

The Fund 23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Conservative Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Conservative Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Conservative Allocation Fund at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2014

24

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 90.00% of the ordinary dividends paid during the fiscal year ended August 31, 2014 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $582,731 represents the maximum amount that may be considered qualified dividend income. The fund also hereby reports $.0404 per share as a short-term capital gain distribution and $.0957 per share as a long-term capital gain distribution paid on December 31, 2013. Shareholders will receive notification in early 2015 of the percentage applicable to the preparation of their 2014 income tax returns.

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 142
———————
William Hodding Carter III (79)
Board Member (1988)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Joni Evans (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Ehud Houminer (74)
Board Member (1994)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 62

26

Richard C. Leone (74)
Board Member (1984)
Principal Occupation During Past 5Years:
• Senior Fellow and former President of The Century Foundation (formerly,The Twentieth
Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues (2011-present)
• President—The Century Foundation (1989-2011)
No. of Portfolios for which Board Member Serves: 24
———————
Hans C. Mautner (76)
Board Member (1984)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)
No. of Portfolios for which Board Member Serves: 24
———————
Robin A. Melvin (50)
Board Member (1995)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 109

The Fund 27

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Burton N. Wallack (63)
Board Member (2006)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
(1987-present)
No. of Portfolios for which Board Member Serves: 24
———————
John E. Zuccotti (77)
Board Member (1984)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc. (1996-present)
• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)
• Emeritus Chairman of the Real Estate Board of New York (2004-2006)
Other Public Company Board Membership During Past 5Years:
• Wellpoint, Inc., a health benefits company, Director (2005-2010)
No. of Portfolios for which Board Member Serves: 24

28

INTERESTED BOARD MEMBER

Gordon J. Davis (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 59
Gordon J. Davis is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member

The Fund 29

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 142 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

30

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 167 portfolios).

He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 162 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Distributor since October 2011.

The Fund 31

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Growth Allocation Fund

ANNUAL REPORT August 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Important Tax Information
26	Board Members Information
30	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Growth Allocation Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Growth Allocation Fund, covering the 12-month period from September 1, 2013, through August 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite occasional bouts of heightened volatility, U.S. stocks generally gained ground steadily over the reporting period as the domestic economy rebounded. As a result, most equity market indices performance established a series of new record highs over the past 12 months. U.S. fixed-income securities also fared well generally as long-term interest rates moderated early in 2014 due to geopolitical and economic concerns.

We remain cautiously optimistic regarding the U.S. stock and bond markets’ prospects. We currently expect the economy to continue to accelerate as several long-standing drags, including tight fiscal policies and private sector deleveraging, fade from the scene. Of course, a number of risks remain, including the possibilities of higher short-term interest rates and intensifying geopolitical turmoil. Therefore, we suggest you talk regularly with your financial advisor to assess the potential impact of these and other macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
September 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through August 31, 2014, as provided by Richard B. Hoey and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the 12-month period ended August 31, 2014, Dreyfus Growth Allocation Fund produced a total return of 16.87%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index, produced a total return of 25.21% for the same period.2 The fund also utilizes a customized blended index composed of 80% Standard & Poor’s 500 Composite Stock Price Index and 20% Barclays U.S. Aggregate Bond Index, and this blended index returned 21.18% for the same period.3

Stocks rallied strongly over the reporting period amid continued global and domestic economic growth, and bonds fared well due to favorable supply-and-demand dynamics. The fund underperformed its blended benchmark, mainly as a result of underweighted exposure to equities compared to the benchmark.

The Fund’s Investment Approach

Dreyfus Growth Allocation Fund seeks long-term capital appreciation with some consideration for current income. In pursuing its goal, the fund normally allocates 80% of its assets to equity securities and 20% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The Dreyfus Investment Committee selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The fund may invest in a variety of underlying equity and fixed income funds identified by the Dreyfus Investment Committee.The underlying fund options are subject to change at any given time by the fund’s board of directors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Economy Fueled Markets’ Gains

Stocks generally advanced over the final months of 2013 in response to encouraging global and domestic economic data, enabling the S&P 500 Index to end 2013 near record highs. The market relinquished some of its gains in January 2014 amid concerns regarding economic slowdowns in the emerging markets, but stocks rebounded in February when those worries proved overblown.Additional weakness in the spring — mainly in the information technology and biotechnology industry groups — sparked a shift in market leadership from high beta growth stocks to their more defensive, value-oriented counterparts. By June, however, positive economic data again bolstered investor sentiment, driving stocks to new record highs over the reporting period’s final three months.

Bonds also fared relatively well. Yields of long-term U.S. government securities climbed and prices fell over the final months of 2013, when investors responded to stronger economic growth and anticipated a more moderately accommodative monetary policy from the Federal Reserve Board. However, bond yields declined in early 2014 due to geopolitical instability and a domestic economic soft patch.Yields subsequently remained low, partly due to robust demand from investors seeking alternatives to low yielding European sovereign bonds.

Underlying Investments Delivered Mixed Results

While the fund participated substantially in the stock and bond markets’ gains and all of its underlying investments produced positive absolute returns, its relative performance was hampered by a tilt among its underlying large-cap equity funds toward higher beta growth stocks, which trailed market averages over the reporting period’s second half. Laggards included Dreyfus Appreciation Fund, Dreyfus Disciplined Stock Fund, Dreyfus Research Growth Fund, Dreyfus Strategic Value Fund and Dreyfus U.S. Equity Fund.The fund’s allocation to international equities also hurt relative results when the world’s developed markets generally underperformed U.S. stocks. Results from International Stock Fund were further constrained by its defensive positioning.

The fund achieved better relative results with its underlying investments in Dreyfus Emerging Markets Fund and Dreyfus Emerging Markets Debt Local Currency Fund. Its investments in U.S. bonds, midcap stocks and small-cap stocks generally performed in line with market averages.

4

Positioned for Global Growth Potential

We remain optimistic regarding prospects for global markets as economic conditions are expected to continue to improve in many regions of the world, including the United States. Nonetheless, most asset classes recently have rallied, and their valuations have risen.Therefore, we have adopted a more cautious investment posture. In April, we shortened the average duration of the fund’s bond portfolio to reduce its sensitivity to changing interest rates. In August, we trimmed the fund’s exposure to emerging markets securities, redeploying those assets to less aggressive short-duration bonds.

September 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect through January 1, 2015, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
3 SOURCE: FACTSET – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S.
government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/14
	Inception		From
	Date	1 Year	Inception
Fund	10/1/09	16.87%	10.61%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	25.21%	16.31	%†††
Customized Blended Index	9/30/09	21.18%	14.11	%†††

† Source: Lipper Inc.
†† Source: Factset
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Growth Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite Stock Price
Index (the “S&P 500 Index”) and (2) the Customized Blended Index.The Customized Blended Index is calculated on a year-to-date basis and rebalanced monthly.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The S&P 500
Index is a widely accepted, unmanaged index of U.S. stock market performance.The Customized Blended Index is composed of the S&P 500 Index, 80%, and the Barclays U.S.Aggregate Bond Index (the “Barclays Index”), 20%.
The Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.
††† For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Allocation Fund from March 1, 2014 to August 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2014

Expenses paid per $1,000†	$1.45
Ending value (after expenses)	$1,048.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2014

Expenses paid per $1,000†	$1.43
Ending value (after expenses)	$1,023.79

† Expenses are equal to the fund’s annualized expense ratio of .28% ,multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
August 31, 2014

Registered Investment Companies—100.3%	Shares		Value ($)
Domestic Fixed Income—22.7%
Dreyfus Bond Market Index Fund, BASIC Shares	42,758	[a]	454,521
Dreyfus High Yield Fund, Cl. I	67,391	[a]	459,605
Dreyfus Intermediate Term Income Fund, Cl. Y	98,272	[a]	1,378,750
Dreyfus Short Duration Bond Fund, Cl. Y	311,215	[a]	3,267,756
			5,560,632
Foreign Fixed Income—3.2%
Dreyfus Emerging Markets
Debt Local Currency Fund, Cl. Y	26,622	[a]	383,888
Dreyfus International Bond Fund, Cl. Y	23,181	[a]	398,258
			782,146
Domestic Equity—54.9%
Dreyfus Appreciation Fund, Cl. Y	38,753	[a]	2,171,306
Dreyfus Disciplined Stock Fund	34,743	[a]	1,309,794
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	21,344	[a]	920,551
Dreyfus Research Growth Fund, Cl. Y	200,860	[a]	2,876,320
Dreyfus Smallcap Stock Index Fund	24,872	[a]	747,665
Dreyfus Strategic Value Fund, Cl. Y	46,691	[a]	2,028,729
Dreyfus Structured Midcap Fund, Cl. Y	22,935	[a]	776,357
Dreyfus U.S. Equity Fund, Cl. Y	89,350	[a]	1,829,003
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. Y	40,617	[a]	757,919
			13,417,644
Foreign Equity—19.5%
Dreyfus Emerging Markets Fund, Cl. Y	58,906	[a]	658,564
Dreyfus Global Real Estate Securities Fund, Cl. Y	155,193	[a]	1,427,778
Dreyfus International Equity Fund, Cl. I	12,078	[a]	449,170
Dreyfus International Stock Index Fund	39,372	[a]	681,525
Dreyfus International Value Fund, Cl. I	28,405	[a]	361,879

8

Registered Investment Companies (continued)		Shares	Value ($)
Foreign Equity (continued)
Dreyfus/Newton International Equity Fund, Cl. Y		32,672 [a]	681,534
International Stock Fund, Cl. Y		33,224 [a]	520,951
			4,781,401
Total Investments (cost $19,706,573)		100.3%	24,541,823
Liabilities, Less Cash and Receivables		(.3%)	(78,451)
Net Assets		100.0%	24,463,372
a Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	77.6	Mutual Funds:Foreign	22.7
			100.3
† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2014

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	19,706,573	24,541,823
Cash		1,176
Prepaid expenses		10,975
		24,553,974
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		3,394
Payable for shares of Common Stock redeemed		44,666
Accrued expenses		42,542
		90,602
Net Assets ($)		24,463,372
Composition of Net Assets ($):
Paid-in capital		19,071,398
Accumulated undistributed investment income—net		55,853
Accumulated net realized gain (loss) on investments		500,871
Accumulated net unrealized appreciation
(depreciation) on investments		4,835,250
Net Assets ($)		24,463,372
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		1,311,000
Net Asset Value, offering and redemption price per share ($)		18.66

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Year Ended August 31, 2014

Investment Income ($):
Income:
Cash dividends from affiliated issuers	290,700
Expenses:
Shareholder servicing costs—Note 3(b)	72,265
Professional fees	46,917
Registration fees	21,428
Prospectus and shareholders’ reports	8,153
Custodian fees—Note 3(b)	2,924
Directors’ fees and expenses—Note 3(c)	1,674
Loan commitment fees—Note 2	208
Miscellaneous	13,061
Total Expenses	166,630
Less—reduction in expenses due to undertaking—Note 3(a)	(87,217)
Less—waiver of shareholder servicing fees—Note 3(b)	(16,277)
Less—reduction in fees due to earnings credits—Note 3(b)	(55)
Net Expenses	63,081
Investment Income—Net	227,619
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	260,805
Capital gain distributions from affiliated issuers	584,225
Net Realized Gain (Loss)	845,030
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	2,447,740
Net Realized and Unrealized Gain (Loss) on Investments	3,292,770
Net Increase in Net Assets Resulting from Operations	3,520,389

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2014	2013
Operations ($):
Investment income—net	227,619	232,655
Net realized gain (loss) on
investments in affiliated issuers	845,030	220,735
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	2,447,740	1,384,829
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,520,389	1,838,219
Dividends to Shareholders from ($):
Investment income—net	(307,054)	(200,070)
Net realized gain on investments	(268,414)	(239,050)
Total Dividends	(575,468)	(439,120)
Capital Stock Transactions ($):
Net proceeds from shares sold	5,093,415	5,567,055
Dividends reinvested	559,823	426,370
Cost of shares redeemed	(5,046,444)	(1,513,581)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	606,794	4,479,844
Total Increase (Decrease) in Net Assets	3,551,715	5,878,943
Net Assets ($):
Beginning of Period	20,911,657	15,032,714
End of Period	24,463,372	20,911,657
Undistributed investment income–net	55,853	76,518
Capital Share Transactions (Shares):
Shares sold	288,864	348,110
Shares issued for dividends reinvested	31,700	27,995
Shares redeemed	(286,990)	(95,434)
Net Increase (Decrease) in Shares Outstanding	33,574	280,671

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
	2014	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	16.37	15.08	14.21	12.78	12.50
Investment Operations:
Investment income—net[b]	.18	.21	.12	.10	.10
Net realized and unrealized
gain (loss) on investments	2.56	1.52	1.03	1.51	.31
Total from Investment Operations	2.74	1.73	1.15	1.61	.41
Distributions:
Dividends from investment income—net	(.24)	(.20)	(.18)	(.11)	(.13)
Dividends from net realized
gain on investments	(.21)	(.24)	(.10)	(.07)	—
Total Distributions	(.45)	(.44)	(.28)	(.18)	(.13)
Net asset value, end of period	18.66	16.37	15.08	14.21	12.78
Total Return (%)	16.87	11.64	8.29	12.56	3.26	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	.73	.81	1.01	1.26	3.33	[e]
Ratio of net expenses
to average net assets[d]	.28	.31	.58	.63	.57	[e]
Ratio of net investment income
to average net assets[d]	.99	1.30	.82	.65	.85	[e]
Portfolio Turnover Rate	27.19	39.25	30.83	21.83	45.65	[c]
Net Assets, end of period ($ x 1,000)	24,463	20,912	15,033	12,156	5,301

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding.
c	Not annualized.
d	Amounts do not include the expenses of the underlying funds.
e	Annualized.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Allocation Fund (the “fund”) is a separate diversified series of Dreyfus Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek long-term capital appreciation with some consideration for current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

14

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	24,541,823	—	—	24,541,823
† See Statement of Investments for additional detailed categorizations.

At August 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended August 31, 2014 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2013	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Appreciation
Fund, Cl. Y††	1,801,490		365,755	334,798	6,714
Dreyfus Bond Market
Index Fund,
BASIC Shares	850,922		196,570	599,599	(11,089)
Dreyfus Disciplined
Stock Fund	1,075,943		388,539	196,479	(2,027)
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. Y††	358,581		80,183	77,683	(5,723)
Dreyfus Emerging
Markets Fund, Cl. Y††	1,311,640		335,142	1,307,190	89,389

16

Affiliated
Investment	Value				Net Realized
Company	8/31/2013	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Global Real
Estate Securities
Fund, Cl. Y††	1,200,243		223,265	187,763	(947)
Dreyfus High Yield
Fund, Cl. I	418,589		104,876	79,113	185
Dreyfus Intermediate
Term Income
Fund, Cl. Y††	1,298,245		303,280	272,708	(9,812)
Dreyfus International
Bond Fund, Cl. Y††	375,073		83,444	78,019	(1,750)
Dreyfus International
Equity Fund, Cl. I	375,554		77,301	71,921	2,179
Dreyfus International
Stock Index Fund	591,312		138,477	118,606	1,531
Dreyfus International
Value Fund, Cl. I	321,527		76,248	70,406	1,473
Dreyfus MidCap
Index Fund	760,140		43,082	890,211	155,513
Dreyfus Opportunistic
Midcap Value
Fund, Cl. Y††	732,104		188,564	104,960	2,252
Dreyfus Research
Growth Fund, Cl. Y†††	2,320,350		525,225	433,334	19,979
Dreyfus Short Duration
Bond Fund, Cl. Ya	992,915		2,592,115	317,025	(2,406)
Dreyfus Smallcap
Stock Index Fund	631,831		132,839	102,305	(21)
Dreyfus Strategic
Value Fund, Cl. Y††	1,646,828		394,361	290,545	2,548
Dreyfus Structured
Midcap Fund, Cl. Y††	608,682		111,478	101,805	2,934
Dreyfus U.S. Equity
Fund, Cl. Y††	1,583,820		289,879	273,508	6,685
Dreyfus/Newton
International Equity
Fund, Cl. Y††	608,129		128,474	118,438	1,686
Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund, Cl. Y††	655,572		177,634	102,264	1,248
International Stock
Fund, Cl. Y††	479,715		100,235	94,213	264
TOTAL	20,999,205		7,056,966	6,222,893	260,805

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2014	($)	Assets (%)	Distributions ($)
Dreyfus Appreciation
Fund, Cl. Y††	332,145	2,171,306		8.9	33,966
Dreyfus Bond Market
Index Fund,
BASIC Shares	17,717	454,521		1.9	30,236
Dreyfus Disciplined
Stock Fund	43,818	1,309,794		5.3	193,365
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. Y††	28,530	383,888		1.6	4,067
Dreyfus Emerging
Markets Fund, Cl. Y††	229,583	658,564		2.7	14,723
Dreyfus Global Real
Estate Securities
Fund, Cl. Y††	192,980	1,427,778		5.8	35,588
Dreyfus High Yield
Fund, Cl. I	15,068	459,605		1.9	26,751
Dreyfus Intermediate
Term Income
Fund, Cl. Y††	59,745	1,378,750		5.6	35,347
Dreyfus International
Bond Fund, Cl. Y††	19,510	398,258		1.6	6,856
Dreyfus International
Equity Fund, Cl. I	66,057	449,170		1.8	5,962
Dreyfus International
Stock Index Fund	68,811	681,525		2.8	21,367
Dreyfus International
Value Fund, Cl. I	33,037	361,879		1.5	7,056
Dreyfus MidCap
Index Fund	(68,524)	—		—	—
Dreyfus Opportunistic
Midcap Value
Fund, Cl. Y††	102,591	920,551		3.8	82,320
Dreyfus Research
Growth Fund, Cl. Y†††	444,100	2,876,320		11.7	94,660
Dreyfus Short Duration
Bond Fund, Cl. Ya	2,157	3,267,756		13.3	24,750
Dreyfus Smallcap
Stock Index Fund	85,321	747,665		3.1	30,380
Dreyfus Strategic
Value Fund, Cl. Y††	275,537	2,028,729		8.3	104,969
Dreyfus Structured
Midcap Fund, Cl. Y††	155,068	776,357		3.2	9,688

18

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2014	($)	Assets (%)	Distributions ($)
Dreyfus U.S. Equity
Fund, Cl. Y††	222,127	1,829,003		7.5	17,853
Dreyfus/Newton
International
Equity Fund, Cl. Y††	61,683	681,534		2.8	11,598
Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund, Cl. Y††	25,729	757,919		3.1	75,935
International Stock
Fund, Cl. Y††	34,950	520,951		2.1	7,488
TOTAL	2,447,740	24,541,823		100.3	874,925

a	Formerly, Dreyfus Short-Intermediate Government Fund
†	Includes reinvested dividends/distributions.
††	During the period ended August 31, 2014, investments were exchanged in the same fund from
Class I or Investor (Dreyfus Appreciation Fund) to ClassY shares.
††† During the period ended August 31, 2014, investments were exchanged in the same fund from
Class Z to ClassY shares.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended August 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $291,200, undistributed capital gains $591,029 and unrealized appreciation $4,509,745.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2014 and August 31, 2013 were as follows: ordinary income $407,902 and $200,070, and long-term capital gains $167,566 and $239,050, respectively.

During the period ended August 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $58,770 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the

20

fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager has contractually agreed, from September 1, 2013 through January 1, 2015, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.17% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $87,217 during the period ended August 31, 2014.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended August 31, 2014, the fund was charged $57,332 pursuant to the Shareholder Services Plan of which $16,277 was waived due to the fund’s investment in certain of the underlying funds.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2014, the fund was charged $13,485 for transfer agency services and $742 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $55.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2014, the fund was charged $2,924 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2014, the fund was charged $19 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2014, the fund was charged $7,719 for services performed by the Chief Compliance Officer and his staff.

22

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $5,113, custodian fees $1,509, Chief Compliance Officer fees $923 and transfer agency fees $2,206, which are offset against an expense reimbursement currently in effect in the amount of $6,357.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2014, amounted to $7,056,966 and $6,222,893, respectively.

At August 31, 2014, the cost of investments for federal income tax purposes was $20,032,078; accordingly, accumulated net unrealized appreciation on investments was $4,509,745, consisting of $4,842,425 gross unrealized appreciation and $332,680 gross unrealized depreciation.

The Fund 23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Growth Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Growth Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Growth Allocation Fund at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2014

24

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 64.60% of the ordinary dividends paid during the fiscal year ended August 31, 2014 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $321,683 represents the maximum amount that may be considered qualified dividend income. The fund also hereby reports $.0783 per share as a short-term capital gain distribution and $.1301 per share as a long-term capital gain distribution paid on December 31, 2013. Shareholders will receive notification in early 2015 of the percentage applicable to the preparation of their 2014 income tax returns.

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 142
———————
William Hodding Carter III (79)
Board Member (1988)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Joni Evans (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Ehud Houminer (74)
Board Member (1994)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 62

26

Richard C. Leone (74)
Board Member (1984)
Principal Occupation During Past 5Years:
• Senior Fellow and former President of The Century Foundation (formerly,The Twentieth
Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues (2011-present)
• President—The Century Foundation (1989-2011)
No. of Portfolios for which Board Member Serves: 24
———————
Hans C. Mautner (76)
Board Member (1984)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)
No. of Portfolios for which Board Member Serves: 24
———————
Robin A. Melvin (50)
Board Member (1995)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 109

The Fund 27

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Burton N. Wallack (63)
Board Member (2006)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)
No. of Portfolios for which Board Member Serves: 24
———————
John E. Zuccotti (77)
Board Member (1984)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc. (1996-present)
• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)
• Emeritus Chairman of the Real Estate Board of New York (2004-2006)
Other Public Company Board Membership During Past 5Years:
• Wellpoint, Inc., a health benefits company, Director (2005-2010)
No. of Portfolios for which Board Member Serves: 24

28

INTERESTED BOARD MEMBER

Gordon J. Davis (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 59
Gordon J. Davis is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member

The Fund 29

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 142 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

30

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 167 portfolios). He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 162 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Distributor since October 2011.

The Fund 31

NOTES

For More Information

Ticker Symbol: SGALX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Moderate Allocation Fund

ANNUAL REPORT August 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Important Tax Information
26	Board Members Information
30	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Moderate Allocation Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Moderate Allocation Fund, covering the 12-month period from September 1, 2013, through August 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite occasional bouts of heightened volatility, U.S. stocks generally gained ground steadily over the reporting period as the domestic economy rebounded. As a result, most equity market indices performance established a series of new record highs over the past 12 months. U.S. fixed-income securities also fared well generally as long-term interest rates moderated early in 2014 due to geopolitical and economic concerns.

We remain cautiously optimistic regarding the U.S. stock and bond markets’ prospects. We currently expect the economy to continue to accelerate as several long-standing drags, including tight fiscal policies and private sector deleveraging, fade from the scene. Of course, a number of risks remain, including the possibilities of higher short-term interest rates and intensifying geopolitical turmoil. Therefore, we suggest you talk regularly with your financial advisor to assess the potential impact of these and other macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
September 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through August 31, 2014, as provided by Richard B. Hoey and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the 12-month period ended August 31, 2014, Dreyfus Moderate Allocation Fund produced a total return of 14.45%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index, produced a total return of 25.21% for the same period.2 The fund also utilizes a customized blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index and 40% Barclays U.S. Aggregate Bond Index, which returned 17.19% for the same period.3

Stocks rallied strongly over the reporting period amid continued global and domestic economic growth, and bonds fared well due to favorable supply-and-demand dynamics. The fund underperformed its blended benchmark, mainly as a result of underweighted exposure to equities compared to the benchmark.

The Fund’s Investment Approach

Dreyfus Moderate Allocation Fund seeks a balance of current income and capital appreciation. In pursuing its goal, the fund normally allocates 60% of its assets to equity securities and 40% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The fund may invest in a variety of underlying equity and fixed income funds identified by the Dreyfus Investment Committee. The underlying fund options are subject to change at any given time by the fund’s board of directors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Economy Fueled Markets’ Gains

Stocks generally advanced over the final months of 2013 in response to encouraging global and domestic economic data, enabling the S&P 500 Index to end 2013 near record highs. The market relinquished some of its gains in January 2014 amid concerns regarding economic slowdowns in the emerging markets, but stocks rebounded in February when those worries proved overblown.Additional weakness in the spring — mainly in the information technology and biotechnology industry groups — sparked a shift in market leadership from high beta growth stocks to their more defensive, value-oriented counterparts. By June, however, positive economic data again bolstered investor sentiment, driving stocks to new record highs over the reporting period’s final three months.

Bonds also fared relatively well. Yields of long-term U.S. government securities climbed and prices fell over the final months of 2013, when investors responded to stronger economic growth and anticipated a more moderately accommodative monetary policy from the Federal Reserve Board. However, bond yields declined in early 2014 due to geopolitical instability and a domestic economic soft patch.Yields subsequently remained low, partly due to robust demand from investors seeking alternatives to low yielding European sovereign bonds.

Underlying Investments Delivered Mixed Results

While the fund participated substantially in the stock and bond markets’ gains and all of its underlying investments produced positive absolute returns, its relative performance was hampered by a tilt among its underlying large-cap equity funds toward higher beta growth stocks, which trailed market averages over the reporting period’s second half. Laggards included Dreyfus Appreciation Fund, Dreyfus Disciplined Stock Fund, Dreyfus Research Growth Fund, Dreyfus Strategic Value Fund and Dreyfus U.S. Equity Fund.The fund’s allocation to international equities also hurt relative results when the world’s developed markets generally underperformed U.S. stocks. Results from International Stock Fund were further constrained by its defensive positioning.

The fund achieved better relative results with its underlying investments in Dreyfus Emerging Markets Fund and Dreyfus Emerging Markets Debt Local Currency Fund. Its investments in U.S. bonds, midcap stocks and small-cap stocks generally performed in line with market averages.

4

Positioned for Global Growth Potential

We remain optimistic regarding prospects for global markets as economic conditions are expected to continue to improve in many regions of the world, including the United States. Nonetheless, most asset classes recently have rallied, and their valuations have risen. Therefore, we have adopted a more cautious investment posture. In April, we shortened the average duration of the fund’s bond portfolio to reduce its sensitivity to changing interest rates. In August, we trimmed the fund’s exposure to emerging markets securities, redeploying those assets to less aggressive short-duration bonds.

September 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect through January 1, 2015, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
3 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S.
government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/14
	Inception		From
	Date	1 Year	Inception
Fund	10/1/09	14.45%	9.23%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	25.21%	16.31	%†††
Customized Blended Index	9/30/09	17.19%	11.79	%†††

† Source: Lipper Inc.
†† Source: Factset
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Moderate Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite Stock Price
Index (the “S&P 500 Index”) and (2) the Customized Blended Index.The Customized Blended Index is calculated on a year-to-date basis and rebalanced monthly.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The S&P 500
Index is a widely accepted, unmanaged index of U.S. stock market performance.The Customized Blended Index is composed of the S&P 500 Index, 60%, and the Barclays U.S.Aggregate Bond Index (“Barclays Index”), 40%.The
Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlights section of the prospectus and elsewhere in this report.
††† For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Moderate Allocation Fund from March 1, 2014 to August 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2014

Expenses paid per $1,000†	$1.29
Ending value (after expenses)	$1,044.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2014

Expenses paid per $1,000†	$1.28
Ending value (after expenses)	$1,023.95

† Expenses are equal to the fund’s annualized expense ratio of .25% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
August 31, 2014

Registered Investment Companies—100.2%	Shares		Value ($)
Foreign Fixed Income—6.9%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. Y	196,811	[a]	2,838,008
Dreyfus International Bond Fund, Cl. Y	170,500	[a]	2,929,192
			5,767,200
Domestic Fixed Income—34.9%
Dreyfus Bond Market Index Fund, BASIC Shares	450,508	[a]	4,788,897
Dreyfus High Yield Fund, Cl. I	478,503	[a]	3,263,391
Dreyfus Intermediate Term Income Fund, Cl. Y	723,569	[a]	10,151,667
Dreyfus Short Duration Bond Fund, Cl. Y	1,048,507	[a]	11,009,321
			29,213,276
Domestic Equity—43.4%
Dreyfus Appreciation Fund, Cl. Y	108,328	[a]	6,069,595
Dreyfus Disciplined Stock Fund	97,022	[a]	3,657,718
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	46,456	[a]	2,003,652
Dreyfus Research Growth Fund, Cl. Y	529,337	[a]	7,580,101
Dreyfus Smallcap Stock Index Fund	67,277	[a]	2,022,360
Dreyfus Strategic Value Fund, Cl. Y	132,409	[a]	5,753,161
Dreyfus Structured Midcap Fund, Cl. Y	62,427	[a]	2,113,161
Dreyfus U.S. Equity Fund, Cl. Y	246,908	[a]	5,054,216
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. Y	109,148	[a]	2,036,695
			36,290,659
Foreign Equity—15.0%
Dreyfus Emerging Markets Fund, Cl. Y	170,184	[a]	1,902,658
Dreyfus Global Real Estate Securities Fund, Cl. Y	354,122	[a]	3,257,919
Dreyfus International Equity Fund, Cl. I	32,316	[a]	1,201,840
Dreyfus International Stock Index Fund	107,391	[a]	1,858,936
Dreyfus International Value Fund, Cl. I	80,706	[a]	1,028,196

8

Registered Investment Companies (continued)		Shares	Value ($)
Foreign Equity (continued)
Dreyfus/Newton International Equity Fund, Cl.Y		88,577 [a]	1,847,715
International Stock Fund, Cl.Y		90,129 [a]	1,413,218
			12,510,482
Total Investments (cost $72,955,505)		100.2%	83,781,617
Liabilities, Less Cash and Receivables		(.2%)	(190,936)
Net Assets		100.0%	83,590,681
a Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	78.3	Mutual Funds: Foreign	21.9
			100.2
† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2014

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	72,955,505	83,781,617
Cash		56,437
Prepaid expenses		12,840
		83,850,894
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		12,654
Payable for shares of Common Stock redeemed		200,655
Accrued expenses		46,904
		260,213
Net Assets ($)		83,590,681
Composition of Net Assets ($):
Paid-in capital		71,094,022
Accumulated undistributed investment income—net		410,316
Accumulated net realized gain (loss) on investments		1,260,231
Accumulated net unrealized appreciation
(depreciation) on investments		10,826,112
Net Assets ($)		83,590,681
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		4,767,230
Net Asset Value, offering and redemption price per share ($)		17.53
See notes to financial statements.

10

STATEMENT OF OPERATIONS
Year Ended August 31, 2014

Investment Income ($):
Income:
Cash dividends from affiliated issuers	1,127,738
Expenses:
Shareholder servicing costs—Note 3(b)	211,124
Professional fees	47,396
Registration fees	25,660
Prospectus and shareholders’ reports	10,279
Directors’ fees and expenses—Note 3(c)	5,313
Custodian fees—Note 3(b)	3,000
Loan commitment fees—Note 2	685
Miscellaneous	12,135
Total Expenses	315,592
Less—reduction in expenses due to undertaking—Note 3(a)	(101,467)
Less—waiver of shareholder servicing fees—Note 3(b)	(33,931)
Less—reduction in fees due to earnings credits—Note 3(b)	(105)
Net Expenses	180,089
Investment Income—Net	947,649
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	257,573
Capital gain distributions from affiliated issuers	1,486,290
Net Realized Gain (Loss)	1,743,863
Net unrealized appreciation (depreciation) on investments in affiliated issuers	6,699,476
Net Realized and Unrealized Gain (Loss) on Investments	8,443,339
Net Increase in Net Assets Resulting from Operations	9,390,988
See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2014	2013
Operations ($):
Investment income—net	947,649	810,871
Net realized gain (loss) on investments
in affiliated issuers	1,743,863	640,707
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	6,699,476	1,994,132
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,390,988	3,445,710
Dividends to Shareholders from ($):
Investment income—net	(1,045,194)	(710,162)
Net realized gain on investments	(521,576)	(371,011)
Total Dividends	(1,566,770)	(1,081,173)
Capital Stock Transactions ($):
Net proceeds from shares sold	24,977,590	25,769,874
Dividends reinvested	1,538,683	1,056,139
Cost of shares redeemed	(9,164,931)	(6,164,666)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	17,351,342	20,661,347
Total Increase (Decrease) in Net Assets	25,175,560	23,025,884
Net Assets ($):
Beginning of Period	58,415,121	35,389,237
End of Period	83,590,681	58,415,121
Undistributed investment income—net	410,316	358,669
Capital Share Transactions (Shares):
Shares sold	1,490,050	1,670,196
Shares issued for dividends reinvested	92,469	70,645
Shares redeemed	(542,629)	(397,016)
Net Increase (Decrease) in Shares Outstanding	1,039,890	1,343,825

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
	2014	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	15.67	14.85	14.12	12.93	12.50
Investment Operations:
Investment income—net[b]	.22	.26	.18	.18	.14
Net realized and unrealized
gain (loss) on investments	2.03	.94	.86	1.25	.41
Total from Investment Operations	2.25	1.20	1.04	1.43	.55
Distributions:
Dividends from investment income—net	(.26)	(.25)	(.22)	(.20)	(.12)
Dividends from net realized
gain on investments	(.13)	(.13)	(.09)	(.04)	—
Total Distributions	(.39)	(.38)	(.31)	(.24)	(.12)
Net asset value, end of period	17.53	15.67	14.85	14.12	12.93
Total Return (%)	14.45	8.16	7.57	11.02	4.43	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	.43	.51	.63	.74	1.96	[e]
Ratio of net expenses
to average net assets[d]	.25	.29	.59	.63	.65	[e]
Ratio of net investment income
to average net assets[d]	1.30	1.68	1.27	1.25	1.27	[e]
Portfolio Turnover Rate	17.81	31.25	28.82	17.48	31.21	[c]
Net Assets, end of period ($ x 1,000)	83,591	58,415	35,389	27,840	11,200

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding.
c	Not annualized.
d	Amounts do not include the expenses of the underlying funds.
e	Annualized.

See notes to financial statements.

The +Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Moderate Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek a balance of current income and capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a lia-

14

bility in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund’s investments:

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	83,781,617	—	—	83,781,617
† See Statement of Investments for additional detailed categorizations.

At August 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended August 31, 2014 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2013	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund,
Cl. Y††	4,048,643		1,461,989	301,824	(1,989)
Dreyfus Bond Market
Index Fund,
BASIC Shares	6,840,517		2,637,941	4,761,591	(153,019)
Dreyfus Disciplined
Stock Fund	2,441,765		1,286,382	181,013	(14,945)
Dreyfus Emerging
Markets Debt
Local Currency
Fund, Cl. Y††	2,041,149		801,252	159,235	(15,034)
Dreyfus Emerging
Markets Fund,
Cl. Y††	2,823,908		1,276,291	3,035,088	245,664
Dreyfus Global
Real Estate
Securities
Fund, Cl. Y††	2,325,307		661,466	141,863	(3,971)

16

Affiliated
Investment	Value				Net Realized
Company	8/31/2013	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus High Yield
Fund, Cl. I	2,364,783		980,211	173,312	(1,366)
Dreyfus Intermediate
Term Income
Fund, Cl. Y††	7,407,111		2,974,537	565,741	(15,540)
Dreyfus International
Bond Fund, Cl. Y††	2,136,877		830,600	163,005	(6,944)
Dreyfus International
Equity Fund, Cl. I	814,276		293,789	62,435	(711)
Dreyfus International
Stock Index Fund	1,288,721		507,306	99,200	(1,118)
Dreyfus International
Value Fund, Cl. I	718,439		286,308	57,157	(550)
Dreyfus MidCap
Index Fund	1,254,188		127,571	1,529,289	257,469
Dreyfus Opportunistic
Midcap Value
Fund, Cl. Y††	1,311,804		583,907	97,841	(2,010)
Dreyfus Research
Growth Fund,
Cl. Y†††	4,912,664		2,006,843	387,624	(9,661)
Dreyfus Short
Duration Bond
Fund, Cl. Ya	1,647,496		9,573,548	199,222	(1,401)
Dreyfus Smallcap
Stock Index Fund	1,418,058		503,516	100,354	(2,638)
Dreyfus Strategic
Value Fund, Cl. Y††	3,828,340		1,481,278	278,023	(3,051)
Dreyfus Structured
Midcap Fund, Cl. Y††	1,367,955		450,380	98,596	(1,079)
Dreyfus U.S. Equity
Fund, Cl. Y††	3,575,438		1,175,791	254,002	(2,621)
Dreyfus/Newton
International
Equity Fund, Cl. Y††	1,316,111		481,261	97,943	(1,200)
Dreyfus/
The Boston Company
Small/Mid Cap
Growth Fund, Cl. Y††	1,464,730		609,262	99,852	(5,444)
International Stock
Fund, Cl. Y††	1,029,434		375,426	75,791	(1,268)
TOTAL	58,377,714		31,366,855 12,920,001		257,573

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2014	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation
Fund, Cl. Y††	862,776	6,069,595		7.3	87,048
Dreyfus Bond
Market Index
Fund, BASIC Shares	225,049	4,788,897		5.7	275,036
Dreyfus
Disciplined
Stock Fund	125,529	3,657,718		4.4	476,301
Dreyfus Emerging
Markets Debt
Local Currency
Fund, Cl. Y††	169,876	2,838,008		3.4	24,610
Dreyfus Emerging
Markets Fund,
Cl. Y††	591,883	1,902,658		2.3	35,382
Dreyfus Global
Real Estate
Securities
Fund, Cl. Y††	416,980	3,257,919		3.9	73,362
Dreyfus High Yield
Fund, Cl. I	93,075	3,263,391		3.9	174,997
Dreyfus Intermediate
Term Income
Fund, Cl. Y††	351,300	10,151,667		12.2	239,401
Dreyfus International
Bond Fund, Cl. Y††	131,664	2,929,192		3.5	46,348
Dreyfus International
Equity Fund, Cl. I	156,921	1,201,840		1.4	13,997
Dreyfus International
Stock Index Fund	163,227	1,858,936		2.2	50,886
Dreyfus International
Value Fund, Cl. I	81,156	1,028,196		1.2	17,295
Dreyfus MidCap
Index Fund	(109,939)	—			—
Dreyfus Opportunistic
Midcap Value
Fund, Cl. Y††	207,792	2,003,652		2.4	158,501
Dreyfus Research
Growth Fund,
Cl. Y†††	1,057,879	7,580,101		9.1	240,523
Dreyfus Short
Duration Bond
Fund, Cl. Ya	(11,100)	11,009,321		13.2	71,972

18

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2014	($)	Assets (%)	Distributions ($)
Dreyfus Smallcap
Stock Index Fund	203,778	2,022,360		2.4	73,150
Dreyfus Strategic
Value Fund, Cl. Y††	724,617	5,753,161		6.9	263,611
Dreyfus Structured
Midcap Fund, Cl. Y††	394,501	2,113,161		2.5	23,389
Dreyfus U.S. Equity
Fund, Cl. Y††	559,610	5,054,216		6.0	43,422
Dreyfus/Newton
International
Equity Fund, Cl. Y††	149,486	1,847,715		2.2	27,393
Dreyfus/
The Boston Company
Small/Mid Cap
Growth Fund, Cl. Y††	67,999	2,036,695		2.4	179,883
International Stock
Fund, Cl. Y††	85,417	1,413,218		1.7	17,521
TOTAL	6,699,476	83,781,617		100.2	2,614,028

a	Formerly, Dreyfus Short-Intermediate Government Fund.
†	Includes reinvested dividends/distributions.
††	During the period ended August 31, 2014, investments were exchanged in the same fund from
Class I or Investor (Dreyfus Appreciation Fund) to ClassY shares.
†††	During the period ended August 31, 2014, investments were exchanged in the same fund from
Class Z to ClassY shares.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $749,418, undistributed capital gains $1,373,750 and unrealized appreciation $10,373,491.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2014 and August 31, 2013 were as follows: ordinary income $1,185,697 and $711,611, and long-term capital gains $381,073 and $369,562, respectively.

During the period ended August 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $149,192 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

20

Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager has contractually agreed, from September 1, 2013 through January 1, 2015, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $101,467 during the period ended August 31, 2014.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other indus-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

try professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended August 31, 2014, the fund was charged $182,213 pursuant to the Shareholder Services Plan of which $33,931 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2014, the fund was charged $21,247 for transfer agency services and $1,427 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $105.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2014, the fund was charged $3,000 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2014, the fund was charged $36 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

22

During the period ended August 31, 2014, the fund was charged $7,719 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $17,450, custodian fees $1,488, Chief Compliance Officer fees $923 and transfer agency fees $3,576, which are offset against an expense reimbursement currently in effect in the amount of $10,783.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2014, amounted to $31,366,855 and $12,920,001, respectively.

At August 31, 2014, the cost of investments for federal income tax purposes was $73,408,126; accordingly, accumulated net unrealized appreciation on investments was $10,373,491, consisting of $10,854,203 gross unrealized appreciation and $480,712 gross unrealized depreciation.

The Fund 23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Moderate Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Moderate Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Moderate Allocation Fund at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2014

24

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 82.49% of the ordinary dividends paid during the fiscal year ended August 31, 2014 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $1,057,172 represents the maximum amount that may be considered qualified dividend income. The fund also hereby reports $.0344 per share as a short-term capital gain distribution and $.0933 per share as a long-term capital gain distribution paid on December 31, 2013. Shareholders will receive notification in early 2015 of the percentage applicable to the preparation of their 2014 income tax returns.

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 142
———————
William Hodding Carter III (79)
Board Member (1988)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Joni Evans (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Ehud Houminer (74)
Board Member (1994)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 62

26

Richard C. Leone (74)
Board Member (1984)
Principal Occupation During Past 5Years:
• Senior Fellow and former President of The Century Foundation (formerly,The Twentieth
Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues (2011-present)
• President—The Century Foundation (1989-2011)
No. of Portfolios for which Board Member Serves: 24
———————
Hans C. Mautner (76)
Board Member (1984)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)
No. of Portfolios for which Board Member Serves: 24
———————
Robin A. Melvin (50)
Board Member (1995)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 109

The Fund 27

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Burton N. Wallack (63)
Board Member (2006)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
(1987-present)
No. of Portfolios for which Board Member Serves: 24
———————
John E. Zuccotti (77)
Board Member (1984)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc. (1996-present)
• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)
• Emeritus Chairman of the Real Estate Board of New York (2004-2006)
Other Public Company Board Membership During Past 5Years:
• Wellpoint, Inc., a health benefits company, Director (2005-2010)
No. of Portfolios for which Board Member Serves: 24

28

INTERESTED BOARD MEMBER

Gordon J. Davis (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 59
Gordon J. Davis is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member

The Fund 29

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 142 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

30

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 167 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 167 portfolios).

He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 162 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Distributor since October 2011.

The Fund 31

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $94,782 in 2013 and $96,678 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $18,000 in 2013 and $36,360 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0            in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $12,010 in 2013 and $9,894 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $247 in 2013 and $507 in 2014. [These services included a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $51,569,616 in 2013 and $32,746,283 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.;

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 23, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)